ACCOUNTS AND OTHER RECEIVABLE, NET AND OTHER NON-CURRENT ASSETS (Details Narrative)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Receivables [Abstract]
Prepayments and other current assets			$ 4,230,000
Advance payments	$ 4,110,000
Allowance for credit losses		$ 13,537	17,407
Allowance for credit losses			$ 0	$ 0	$ 0